K&L GATES LLP

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

June 20, 2012

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

Washington, DC 20549

Re:	Man Long Short Fund
Registration Statement on Form N-2 (333-167629, 811-22430)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (“1933 Act”), on behalf of the above captioned fund (the “Registrant”), is a post-effective amendment number 2 to Registrant’s registration statement on Form N-2 (the “Registration Statement”). This filing represents the annual update for the Registrant, and would, if the Registrant was an open-end investment company, be filed pursuant to Rule 485(b). In this regard, the Registrant requests limited review based on the staff’s previous review of the Registrant’s filings, and the Registrant seeks effectiveness by August 1, 2012.

As you may recall, the Registrant is a closed-end management investment company, which intends to make a public offer of securities upon effectiveness of the Registration Statement pursuant to the 1933 Act. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Registrant.

The Registrant’s investors must meet the eligibility criteria established in the Registration Statement. Despite registration of securities under the 1933 Act, the Registrant requires investors to meet the qualifications currently stated in Rule 501(a) under the 1933 Act, and to make a minimum investment in the Registrant of at least $50,000.

The Registrant’s investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies. The Registrant invests substantially all of its assets in pooled investment vehicles globally in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling.

Securities and Exchange Commission

To facilitate your review, we can send to you under separate cover marked versions of the prospectus and statement of additional information showing changes from the current offering documents. Please note that, in keeping with the request for limited review based on the staff’s prior review, the changes from the previous effective filings are limited to routine updates to the expense, financial and performance tables, and ownership of fund shares. The investment strategies and investment policies of the Registrant have not changed.

* * *

Any questions or comments should be directed to the undersigned at 617.261.3133 or to Trayne S. Wheeler at 617.951.9068.

Sincerely,

/s/ Michael S. Caccese

Michael S. Caccese